Income Taxes - Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Re-measurements of post-employment benefits	$ (13)	$ (126)	$ (123)
Exchange differences, cash flow and net investment hedges	(41)	(51)	(45)
Income tax (losses)/gains	$ (54)	$ (177)	$ (167)